Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	Stone Ridge Trust
Central Index Key	0001559992
Amendment Flag	false
Document Creation Date	Feb. 28, 2014
Document Effective Date	Feb. 28, 2014
Prospectus Date	Feb. 28, 2014
Stone Ridge Reinsurance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	SREIX
Stone Ridge Reinsurance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	SREMX
Stone Ridge High Yield Reinsurance Risk Premium Fund | Class I
Risk/Return:
Trading Symbol	SHRIX
Stone Ridge High Yield Reinsurance Risk Premium Fund | Class M
Risk/Return:
Trading Symbol	SHRMX